RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of Nature of Related Party Relationship

Company	Relationship
Genscript Biotech Corporation ("Genscript")	The Company’s most significant shareholder
Nanjing GenScript Biotech Co., Ltd. (formerly named as Nanjing Jinsirui Biotechnology Co., Ltd.)	Controlled by Genscript or its parent, Genscript Corporation
Jiangsu GenScript Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Genscript USA Incorporated	Controlled by Genscript or its parent, Genscript Corporation
Genscript USA Holdings Inc	Controlled by Genscript or its parent, Genscript Corporation
ProBio Inc.	Controlled by Genscript or its parent, Genscript Corporation
Nanjing ProBio Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Zhenjiang ProBio Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Genscript Biotech (Netherlands) B.V.	Controlled by Genscript or its parent, Genscript Corporation
(a)In addition to the transactions detailed elsewhere in the consolidated financial statements, the Company had the following transactions with related parties during the year

Summary of Transactions with Related Parties	Sales of products and sales-based royalties from related parties:

(Dollars in millions)	2025	2024	2023
Nanjing ProBio Biotech Co., Ltd.	$9.0	$0.3	$0.2
Zhenjiang ProBio Biotech Co., Ltd	17.6	—	—
Total	$26.6	$0.3	$0.2
Purchases from related parties:

(Dollars in millions)	2025	2024	2023
Nanjing GenScript Biotech Co., Ltd.	$7.3	$5.7	$4.1
Genscript USA Holdings Inc	1.0	1.0	0.4
Zhenjiang ProBio Biotech Co., Ltd	2.0	0.8	0.3
Genscript USA Incorporated	1.4	0.6	0.5
Nanjing ProBio Biotech Co., Ltd.	0.1	0.2	—
ProBio Inc.	0.3	0.1	—
Jiangsu GenScript Biotech Co., Ltd	2.2	0.1	—
Total	$14.3	$8.5	$5.3

Disclosure of Outstanding Balances with Related Parties Explanatory

(Dollars in millions)	December 31, 2025	December 31, 2024
Lease liabilities
Nanjing GenScript Biotech Co., Ltd.	$0.2	$0.1

Summary of Compensation of Key Management Personnel	Compensation of key management personnel of the Company:

(Dollars in millions)	2025	2024	2023
Equity-settled share-based compensation expense	$15.5	$23.4	$8.0
Short-term employee benefits	2.8	2.2	2.7
Termination benefits	—	0.2	—
Total	$18.3	$25.8	$10.7